ForeInvestors Choice Variable Annuity

Forethought Life Insurance Company Separate Account A

Supplement dated October 30, 2025 to your Prospectus dated May 1, 2025

Macquarie VIP Series – Name Changes

The acquisition of the US and European public investments asset management business of Macquarie Asset Management by Nomura Holding America Inc. (“Nomura”) (“the Transaction”), as supplemented on October 10, 2025, scheduled to close on or about November 1, 2025, will now close on or about December 1, 2025.

The following name changes will take place as of the December close of the Transaction:

Current Fund Name	Fund Name Upon the Close of the Transaction
Macquarie VIP Asset Strategy Series	Nomura VIP Asset Strategy Series
Macquarie VIP Core Equity Series	Nomura VIP Core Equity Series
Macquarie VIP International Core Equity Series	Nomura VIP International Core Equity Series
Macquarie VIP Value Series	Nomura VIP Value Series

Effective upon the close of the Transaction, all references to Macquarie VIP Asset Strategy Series, Macquarie VIP Core Equity Series, Macquarie VIP International Core Equity Series, and Macquarie VIP Value Series are replaced with Nomura VIP Asset Strategy Series, Nomura VIP Core Equity Series, Nomura VIP International Core Equity Series and Nomura VIP Value Series respectively.

Macquarie VIP Series – Sub-Adviser Changes

Also as supplemented on October 10, 2025, the following sub-adviser changes will take place as of the December close of the Transaction:

I.	The “Fund – Share Class Adviser/Sub-Adviser” column of “Appendix B – Funds Available Under the Contract” for the below listed Funds is updated to remove Macquarie Investment Management Global Limited as sub-adviser:

●	Macquarie VIP Core Equity Series,

●	Macquarie VIP International Core Equity Series, and

●	Macquarie VIP Value Series.

II.	Accordingly, effective at the close of the Transaction, the “Fund – Share Class Adviser/Sub-Adviser” column of “Appendix B – Funds Available Under the Contract” for Macquarie VIP Asset Strategy Series is updated to remove the following sub-advisers:

●	Macquarie Investment Management Austria Kapitalanlage, and

●	Macquarie Investment Management Europe Limited.

This Supplement should be retained for future reference.

FIC-103025 FndChgs